UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      NS Advisors, LLC

Address:   274 Riverside Avenue, Westport, Connecticut 06880


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Andrew R. Jones
Title:  Managing Member
Phone:  203-227-9898

Signature,  Place,  and  Date  of  Signing:

/s/ Andrew R. Jones                Westport, CT                       8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $  105,163,000
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
AFC ENTERPRISES                   COM            00104Q107  5,207,000  572,231 SH       SOLE                SOLE      0    0
CASH AMERICA                      COM            14754D100  5,499,000  160,454 SH       SOLE                SOLE      0    0
CASH STORE FINANCIAL SERVICES     COM            14756F103  5,314,000  337,200 SH       SOLE                SOLE      0    0
CBIZ                              COM            124805102  2,445,000  384,442 SH       SOLE                SOLE      0    0
CENTER FINANCIAL CORPORATION      COM            15146E102  1,951,000  378,906 SH       SOLE                SOLE      0    0
CNA SURETY                        COM            12612L108  2,198,000  136,768 SH       SOLE                SOLE      0    0
CORINTHIAN COLLEGES               COM            218868107  1,374,000  139,500 SH       SOLE                SOLE      0    0
CORNELL COMPANIES                 COM            219141108 19,047,000  708,863 SH       SOLE                SOLE      0    0
CORRECTIONS CORP OF AMERICA       COM            22025Y407  5,984,000  313,628 SH       SOLE                SOLE      0    0
FIRST CASH FINANCIAL SVCS         COM            31945D107  8,160,000  374,311 SH       SOLE                SOLE      0    0
FTI CONSULTING                    COM            30241C109  6,525,000  149,688 SH       SOLE                SOLE      0    0
GEO GROUP                         COM            36159R103  2,283,000  110,000 SH       SOLE                SOLE      0    0
GLOBAL CASH ACCESS                COM            378967103  5,312,000  736,813 SH       SOLE                SOLE      0    0
H&R BLOCK                         COM            93671105   5,793,000  369,226 SH       SOLE                SOLE      0    0
HEWITT ASSOCIATES                 COM            42822Q100  6,897,000  200,138 SH       SOLE                SOLE      0    0
LENDER PROCESSING SVCS            COM            52602E102  4,576,000  146,142 SH       SOLE                SOLE      0    0
LIBERTY ACQUISITION HOLDINGS CORP COM            53015Y107  1,790,000  180,280 SH       SOLE                SOLE      0    0
NORTH ASIA INVESTMENT CORP        COM            G66202105    377,000   37,879 SH       SOLE                SOLE      0    0
PAPA JOHN'S                       COM            698813102  5,043,000  218,113 SH       SOLE                SOLE      0    0
RENT-A-CENTER                     COM            76009N100  5,475,000  270,220 SH       SOLE                SOLE      0    0
SOUTHERN NATIONAL BANCORP         COM            843395104    456,000   62,353 SH       SOLE                SOLE      0    0
SYSCO CORPORATION                 COM            871829107  3,457,000  121,000 SH       SOLE                SOLE      0    0


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